ATA CREATIVITY GLOBAL ("PARENT COMPANY") (Tables) - ATA Creativity Global	12 Months Ended
Dec. 31, 2023
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	USD
Cash and cash equivalents	1,098,896	1,068,177	150,450
Prepaid expenses and other current assets	4,252	4,272	602
Investments in subsidiaries	144,677,894	115,087,677	16,209,760
Total assets	145,781,042	116,160,126	16,360,812
Accrued expenses and other payables	2,681,709	3,122,258	439,761
Total liabilities	2,681,709	3,122,258	439,761
Common shares	4,720,147	4,730,128	666,225
Treasury shares	(8,626,894)	(8,201,046)	(1,155,093)
Additional paid in capital	542,058,092	545,222,465	76,792,978
Accumulated other comprehensive loss	(37,003,085)	(37,004,507)	(5,211,976)
Accumulated deficit	(358,048,927)	(391,709,172)	(55,171,083)
Total shareholders’ equity	143,099,333	113,037,868	15,921,051
Total liabilities and shareholders’ equity	145,781,042	116,160,126	16,360,812

Schedule of Consolidated Income Statement

Condensed Statements of Comprehensive Income (Loss)

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Cost of revenues	(90,029)	(88,930)	(74,827)	(10,539)
Operating expenses	(6,412,398)	(6,175,519)	(5,141,980)	(724,233)
Investment loss	(5,120,016)	(41,635,317)	(28,469,235)	(4,009,808)
Interest income	139	6,861	25,802	3,634
Foreign currency exchange losses, net	(45)	(4)	(5)	(1)
Loss before income taxes	(11,622,349)	(47,892,909)	(33,660,245)	(4,740,947)
Income tax expense	—	—	—	—
Net loss	(11,622,349)	(47,892,909)	(33,660,245)	(4,740,947)
Other comprehensive income (loss)	(135,125)	556,762	(1,422)	(200)
Comprehensive loss	(11,757,474)	(47,336,147)	(33,661,667)	(4,741,147)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Net cash used in operating activities	(4,529,860)	(4,509,052)	(1,637,065)	(230,576)
Cash flows from investing activities:
Cash received from subsidiaries	4,113,412	3,159,503	2,546,883	358,721
Cash lent to subsidiaries	(9,692)	(101,614)	(1,437,720)	(202,499)
Net cash provided by investing activities	4,103,720	3,057,889	1,109,163	156,222
Cash flows from financing activities:
Cash received for exercise of share options	232,245	218,943	471,765	66,448
Net cash provided by financing activities	232,245	218,943	471,765	66,448
Effect of foreign exchange rate changes on cash	(57,011)	95,386	25,418	3,580
Net decrease in cash	(250,906)	(1,136,834)	(30,719)	(4,326)
Cash and cash equivalents at beginning of year	2,486,636	2,235,730	1,098,896	154,776
Cash and cash equivalents at end of year	2,235,730	1,098,896	1,068,177	150,450